Income Tax Status	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Tax Status [Line Items]
Income Tax Status

7. Income Tax Status

Effective January 1, 2023, the Plan adopted a nonstandardized prototype defined contribution profit sharing plan with Internal Revenue Code Section 401(k) Cash or Deferred Arrangement (CODA) which received a favorable opinion letter from the IRS dated June 30, 2020. The Plan has been amended since the date of the last amendment covered by the above mentioned determination letter. However, Plan management believes that the plan is currently designed and being operated in compliance with the applicable requirements of the Internal Revenue Code.

U.S. generally accepted accounting principles requires Plan management to evaluate tax positions taken by the Plan and recognize a tax liability if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.